CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Issued capital	Net investment attributable to owners of the parent	Capital Surplus	Other capital reserves	Retained earnings	Foreign currency translation
Number of shares outstanding at beginning of period (in shares) (Previously stated) at Dec. 31, 2022			0
Number of shares outstanding at beginning of period (in shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2022			206,942,440
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022			206,942,440
Equity at beginning of period (Previously stated) at Dec. 31, 2022	$ 639		$ 0	$ 2,592	$ 0	$ 0	$ 0	$ (1,953)
Equity at beginning of period (Retroactive effect of Capital Reorganization) at Dec. 31, 2022	0		2	(2,592)	2,143	0	447	0
Equity at beginning of period at Dec. 31, 2022	639		$ 2	0	2,143	0	447	(1,953)
Profit for the period	281						281
Other comprehensive income / (loss)	(33)							(33)
Total comprehensive income for the period, net of tax	248						281	(33)
Other	0
Number of shares outstanding at end of period (in shares) (Previously stated) at Dec. 31, 2023			0
Number of shares outstanding at end of period (in shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2023			206,942,440
Number of shares outstanding at end of period (in shares) at Dec. 31, 2023			206,942,440
Equity at end of period (Previously stated) at Dec. 31, 2023	887		$ 0	2,873	0	0	0	(1,986)
Equity at end of period (Retroactive effect of Capital Reorganization) at Dec. 31, 2023	0		2	(2,873)	2,143	0	728	0
Equity at end of period at Dec. 31, 2023	887		$ 2	0	2,143	0	728	(1,986)
Profit for the period	283						283
Other comprehensive income / (loss)	(94)							(94)
Total comprehensive income for the period, net of tax	189						283	(94)
Other	4					4
Number of shares outstanding at end of period (in shares) (Previously stated) at Dec. 31, 2024			0
Number of shares outstanding at end of period (in shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2024			206,942,440
Number of shares outstanding at end of period (in shares) at Dec. 31, 2024			206,942,440
Equity at end of period (Previously stated) at Dec. 31, 2024	1,080		$ 0	3,160	0	0	0	(2,080)
Equity at end of period (Retroactive effect of Capital Reorganization) at Dec. 31, 2024	0		2	(3,160)	2,143	4	1,011	0
Equity at end of period at Dec. 31, 2024	1,080	[1]	$ 2	0	2,143	4	1,011	(2,080)
Profit for the period	124						124
Other comprehensive income / (loss)	(8)					4		(12)
Total comprehensive income for the period, net of tax	116					4	124	(12)
Non-cash distribution, net	(170)						(170)
SPAC merger, net of transaction costs (in shares)			23,921,083
SPAC Merger, net of transaction costs	268				257	11
Warrants exercised (in shares)			101
Warrants exercised	0
Other	5					5
Number of shares outstanding at end of period (in shares) at Dec. 31, 2025			230,863,624
Equity at end of period at Dec. 31, 2025	$ 1,299		$ 2	$ 0	$ 2,400	$ 24	$ 965	$ (2,092)

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation